SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Purchased software	$ 1,097,279	$ 1,129,526
Capitalized software development costs	1,475,691	506,803
Intangible assets, gross	2,572,970	1,636,329
Less: accumulated amortization	(656,608)	(194,638)
Intangible assets, net	$ 1,916,362	$ 1,441,691